Share-Based Payment Plans - Stock Options (Details) - Exercise price range one shares in Millions	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	1.6	1.6
Weighted average remaining contractual life (in years)	4 years 8 months 1 day
Weighted average exercise price (in CAD per share)		$ 10.97
Number of share options exercisable (in shares) | shares	0.7	0.7
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 9.28
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 12.67